As filed with the Securities and Exchange Commission on August 25, 2009
1933 Act File No. 333-159797

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐                    Post-Effective Amendment No. 1
WT MUTUAL FUND
(Exact Name Of Registrant As Specified In Charter)
(800) 254-3948
(Area Code and Telephone Number)
1100 North Market Street
Wilmington, DE 19890
(Address of Principal Executive Offices)
Mr. John J. Kelley
Wilmington Trust Company
1100 North Market Street
Wilmington, DE 19890
(Name and Address of Agent for Service)
Copy to:
Joseph V. Del Raso, Esq.
Pepper Hamilton, LLP
3000 Two Logan Square
Philadelphia, PA 19103
Title of Securities Being Registered: A Shares and Institutional Shares of beneficial interest, par value of $0.01 per Share, of Wilmington Conservative Asset Allocation Fund, a series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.
It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.
This Post-Effective Amendment is being filed solely for the purpose of filing an exhibit to the Registration Statement on Form N-14, filed with the Commission on June 5, 2009 (the “Registration Statement”). Part A of this Post-Effective Amendment No. 1 is incorporated by reference to the definitive prospectus filed on July 13, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended, such prospectus constituting Part A of the Pre-Effective Amendment No. 1 to the Registration Statement, filed with the Commission on July 2, 2009 (“Pre-Effective Amendment No. 1”). Parts B and C of this Post-Effective Amendment No. 1 are incorporated by reference to Pre-Effective Amendment No. 1, except that sub-items 4 and 12 of Item 16 and Item 17 are restated in their entirety as indicated herein.

PART C
OTHER INFORMATION
Item 16. Exhibits.
4	Amended and Restated Agreement and Plan of Reorganization is filed herewith.

12	Opinion and consent of Pepper Hamilton LLP regarding tax matters is filed herewith.
Item 17. Undertakings.
(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and State of Delaware on the 24th day of August 2009.

WT MUTUAL FUND
By:	/s/ John J. Kelley
John J. Kelley, President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

/s/ Robert H. Arnold* Robert H. Arnold	Trustee	August 24, 2009

/s/ Eric Brucker* Eric Brucker	Trustee	August 24, 2009

/s/ Ted T. Cecala * Ted T. Cecala	Trustee	August 24, 2009

/s/ Robert J. Christian* Robert J. Christian	Trustee	August 24, 2009

/s/ Nicholas A. Giordano* Nicholas A. Giordano	Chairman of the Board and Trustee	August 24, 2009

/s/ John J. Kelley John J. Kelley	President and Chief Executive Officer	August 24, 2009

/s/ Louis Klein, Jr.* Louis Klein, Jr.	Trustee	August 24, 2009

/s/ Thomas A. Leonard* Thomas A. Leonard	Trustee	August 24, 2009

/s/ John C. McDonnell John C. McDonnell	Vice President, Treasurer and Chief Financial Officer	August 24, 2009

* By	/s/ John J. Kelley John J. Kelley
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

4	Amended and Restated Agreement and Plan of Reorganization.

12	Opinion and consent of Pepper Hamilton LLP regarding tax matters.